SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash flows in respect of disposal (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of discontinued operations, net of cash disposed	$ 149,530,056
PRC Business | Discontinued operations disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalent deconsolidated	61,108,542
Proceeds from the disposal of subsidiaries	210,638,598
Proceeds from sale of discontinued operations, net of cash disposed	$ 149,530,056